SEGMENT INFORMATION (Revenue by Product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Net sales	$ 17,649,060	$ 17,610,092	$ 16,414,466
Slabs
Disclosure of products and services [line items]
Net sales	102,723	177,240	640,231
Hot rolled
Disclosure of products and services [line items]
Net sales	7,633,699	7,913,232	6,991,466
Cold rolled
Disclosure of products and services [line items]
Net sales	2,623,498	2,379,499	1,951,702
Coated
Disclosure of products and services [line items]
Net sales	5,889,062	5,708,328	5,704,765
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	620,993	789,255	660,830
Billets, round bars and others
Disclosure of products and services [line items]
Net sales	21,565	45,351	142,511
Other products
Disclosure of products and services [line items]
Net sales	$ 757,520	$ 597,187	$ 322,961